Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
	Mar. 01, 2022	Mar. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Gross proceeds from warrants exercised		$ 46,485
Legacy Celularity
Subsequent Event [Line Items]
Exercise price of warrant			$ 7.53
Warrants outstanding to purchase shares of common stock	13,281,386
Number of shares issued	13,281,386
Legacy Celularity | Common Class A [Member]
Subsequent Event [Line Items]
Gross proceeds from warrants exercised	$ 46,485
Subsequent Event | Legacy Celularity
Subsequent Event [Line Items]
Exercise price of warrant	$ 3.5
Warrants outstanding to purchase shares of common stock	13,281,386
Number of shares issued	13,281,386
Subsequent Event | Legacy Celularity | Common Class A [Member]
Subsequent Event [Line Items]
Gross proceeds from warrants exercised	$ 46,485